Description of Organization and Business Operations (Details) - USD ($)			5 Months Ended	6 Months Ended
	Apr. 16, 2026	Nov. 03, 2025	Dec. 31, 2025	Jun. 30, 2026
Description of Organization and Business Operations [Line Items]
Number of units issued			660,000
Proceeds from initial public offering			$ 230,000,000
Transaction costs			14,339,392	$ 14,339,392
Cash under writing fee			5,175,000	5,175,000
Deferred underwriting fee			9,200,000	9,200,000
Other offering costs			$ 539,392	$ 539,392
Public units percentage			100.00%	100.00%
Net underwriting fee			$ 575,000	$ 575,000
Working capital			$ 1,191,061	$ 329,469
Redemption of public share			100.00%	100.00%
Percentage of aggregate fair market value			80.00%	80.00%
Dissolution expenses			$ 100,000	$ 100,000
Cash			$ 1,277,337	$ 711,805
Inception date			July 24, 2025 (inception) through December 31, 2025	July 24, 2025 (inception) through June 30, 2026
Generating gross proceeds			$ 6,600,000
Date of incorporation				Jul. 24, 2025
Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Shres issued	500,000
North Star [Member]
Description of Organization and Business Operations [Line Items]
Purchased units	3,000,000
Aggregate consummated sale	$ 30,000,000
Founder Shares [Member]
Description of Organization and Business Operations [Line Items]
Shres issued	3,000,000
Class A ordinary shares [Member]
Description of Organization and Business Operations [Line Items]
Price per share			$ 0.0001	$ 0.0001
Class A ordinary shares [Member] | Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Price per share		$ 11.5
IPO [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued		23,000,000
Proceeds from initial public offering		$ 230,000,000
Cash			$ 1,277,337
IPO [Member] | Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued		23,000,000
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued		3,000,000	3,000,000
Price per share		$ 10
Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued		660,000	660,000
Price per share		$ 10
Amount of sales transaction		$ 230,000,000
Generating gross proceeds		$ 6,600,000	$ 6,600,000
Private Placement [Member] | Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued		350,000	350,000
Private Placement [Member] | Underwriters [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued		310,000	310,000
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued		660,000	660,000